Fees Summary	Aug. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 70,576,453.30
Previously Paid Amount	0.00
Total Fee Amount	10,805.26
Total Offset Amount	0.00
Net Fee	$ 10,805.26